Interim Condensed Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Non-current assets
Property, plant and equipment and intangible assets	$ 8,389,082	$ 7,255,084
Right-of-use assets	290,470	278,814
Deferred tax assets	53,789	55,183
Other non-current assets	136,691	140,633
Total non-current assets	8,870,032	7,729,714
Current assets
Cash and cash equivalents	3,985,421	3,803,944
Accounts and other receivables	147,529	142,043
Inventories	110,356	95,780
Prepaid expenses and other current assets	671,424	461,226
Total current assets	4,914,730	4,502,993
Total assets	13,784,762	12,232,707
Shareholders' equity
Total shareholders' equity	1,652,374	1,121,342
Non-current liabilities
Long-term debt	5,738,275	5,127,368
Long-term portion of lease liabilities	219,041	212,437
Other non-current liabilities	81,289	54,295
Total non-current liabilities	6,038,605	5,394,100
Current liabilities
Accounts payables	327,435	259,013
Current portion of long-term debt	205,910	374,607
Short-term portion of lease liabilities	29,200	26,484
Deferred revenue	5,040,863	4,605,161
Accrued expenses and other current liabilities	490,375	452,000
Total current liabilities	6,093,783	5,717,265
Total shareholders' equity and liabilities	$ 13,784,762	$ 12,232,707